Shareholder Report, Holdings (Details) - C000217970	Jun. 30, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.10%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.70%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%